Fair Value Measurement (Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in the Fair Value of Contigent Consideration Receivable
Balance at beginning of period	$ 15.9	$ 36.1
Initial recognition of contingent consideration receivable	0.0	33.6
Gain/(loss) recognized in the income statement (within Gain on sale of product rights) due to change in fair value during the period	13.6	(2.9)
Reclassification of amounts to Other receivables within Other current assets	(17.8)	(20.2)
Amounts recorded to other comprehensive income (within foreign currency translation adjustments)	2.1	2.9
Balance at end of period	13.8	15.9	$ 36.1
Change in the Fair Value of Contigent Consideration Payable
Balance at beginning of period	629.9	405.9
Initial recognition of contingent consideration payable	92.8	226.7
Change in fair value during the period with the corresponding adjustment recognized (within Integration and acquisition costs) in the income statement	(149.9)	14.7	(159.1)
Reclassification of amounts to Other current liabilities	(100.8)	(15.1)
Change in fair value during the period with corresponding adjustment to the associated intangible asset	1.4	2.7
Amounts recorded to other comprehensive income (within foreign currency translation adjustments)	2.5	(5.0)
Balance at end of period	475.9	629.9	$ 405.9
Contingent consideration payable, current (within other current liabilities)	19.5	194.5
Contingent consideration payable, non-current (within other non-current liabilities)	456.4	435.4
Discontinued operations
Change in the Fair Value of Contigent Consideration Receivable
Gain/(loss) on change in the fair value of divestiture contingent consideration receivable	$ 0.0	$ (33.6)